Convertible Notes Payable (Details) - Schedule of Estimated Future Minimum Principal Payments of Convertible Notes Payable	Dec. 31, 2023 USD ($)
Schedule of Estimated Future Minimum Principal Payments of Convertible Notes Payable [Abstract]
2024	$ 3,742,754
2025
2026	24,860,000
Total payments	$ 28,602,754